                             Janus Investment Fund
                       Janus Tax-Exempt Money Market Fund
                                Investor Shares
                              Institutional Shares
                                 Service Shares

                       Supplement dated December 20, 2006
                      to Currently Effective Prospectuses

On December 20, 2006, the Board of Trustees of Janus Tax-Exempt Money Market Fund (the "Fund") approved the liquidation and termination of the Fund's Institutional Shares and Service Shares effective on or about February 23, 2007 ("Liquidation Date"). Accordingly, Institutional Shares and Service Shares will no longer be offered by the Fund as of the Liquidation Date.

In addition, effective as of the close of the regular trading session of the New York Stock Exchange on December 22, 2006, the Fund's Institutional Shares and Service Shares will be closed to new investors. Existing shareholders of these classes may continue to transact business in their existing accounts, including purchases, exchanges and redemptions. At any time prior to the Liquidation Date, holders of Institutional Shares and Service Shares of the Fund may redeem or exchange into Investor Shares of the Fund or shares of another Janus fund. Investor Shares of the Fund will continue to be offered following the liquidation of Institutional Shares and Service Shares.

The Fund's total assets immediately after the liquidation and termination of Institutional Shares and Service Shares will be less than prior to such liquidation and termination. Asset fluctuations can impact expense ratios. Based on the Fund's net assets as of October 31, 2006, and assuming the liquidation and termination of Institutional Shares and Service Shares occurred on this date, there is no impact to the total expense ratio of Investor Shares.

The liquidation of shares held by a shareholder will generally be considered a taxable event. However, the liquidation is not expected to have any adverse federal income tax consequences for the shareholder because the Fund has maintained, and is expected to continue to maintain, a stable net asset value of $1.00 per share. A shareholder should consult their personal tax adviser concerning their particular tax situation.

Shareholders may obtain additional information by calling their plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-877-335-2687. Shareholders of the Fund should consider this information in determining whether the Fund remains an appropriate investment.

                             Janus Investment Fund
                     Janus Institutional Cash Reserves Fund

                       Supplement dated December 20, 2006
                       to Currently Effective Prospectus

At a meeting of the Trustees of Janus Investment Fund (the "Trust") held on October 6, 2006, the Independent Trustees approved an Agreement and Plan of Reorganization which will result in the transfer of all of the assets of Janus Institutional Cash Reserves Fund (the "Current Fund") to Janus Institutional Cash Management Fund (the "New Fund") effective on or about February 23, 2007 (the "Reorganization). The New Fund is a series of Janus Adviser Series, another Trust advised by Janus Capital Management LLC. The investment objective, policies, strategies, and fee structure of the New Fund are identical to those of the Current Fund.

The Reorganization is expected to occur as of the close of the regular trading session of the New York Stock Exchange on or about February 23, 2007. At that time, the Current Fund will transfer all of its assets and liabilities to the New Fund. The New Fund will then distribute its shares to Current Fund shareholders of record, and each shareholder of the Current Fund will receive the same number of shares of the New Fund at the same value as such shareholder held in the Current Fund immediately before the Reorganization.

The Reorganization is intended to be a tax-free reorganization for the Fund. The Reorganization requires no shareholder approval or action. Shareholders may obtain additional information by contacting a Janus representative at 1-877-335-2687.

                             Janus Investment Fund
                       Janus Tax-Exempt Money Market Fund
                                Investor Shares
                              Institutional Shares
                                 Service Shares

                       Supplement dated December 20, 2006
           To Currently Effective Statement of Additional Information

On December 20, 2006, the Board of Trustees of Janus Tax-Exempt Money Market Fund (the "Fund") approved the liquidation and termination of the Fund's Institutional Shares and Service Shares effective on or about February 23, 2007 ("Liquidation Date"). Accordingly, Institutional Shares and Service Shares will no longer be offered by the Fund as of the Liquidation Date.

In addition, effective as of the close of the regular trading session of the New York Stock Exchange on December 22, 2006, the Fund's Institutional Shares and Service Shares will be closed to new investors. Existing shareholders of these classes may continue to transact business in their existing accounts, including purchases, exchanges and redemptions. At any time prior to the Liquidation Date, holders of Institutional Shares and Service Shares of the Fund may redeem or exchange into Investor Shares of the Fund or shares of another Janus fund. Investor Shares of the Fund will continue to be offered following the liquidation of Institutional Shares and Service Shares.

The Fund's total assets immediately after the liquidation and termination of Institutional Shares and Service Shares will be less than prior to such liquidation and termination. Asset fluctuations can impact expense ratios. Based on the Fund's net assets as of October 31, 2006, and assuming the liquidation and termination of Institutional Shares and Service Shares occurred on this date, there is no impact to the total expense ratio of Investor Shares.

The liquidation of shares held by a shareholder will generally be considered a taxable event. However, the liquidation is not expected to have any adverse federal income tax consequences for the shareholder because the Fund has maintained, and is expected to continue to maintain, a stable net asset value of $1.00 per share. A shareholder should consult their personal tax adviser concerning their particular tax situation.

Shareholders may obtain additional information by calling their plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-877-335-2687. Shareholders of the Fund should consider this information in determining whether the Fund remains an appropriate investment.

                             Janus Investment Fund
                     Janus Institutional Cash Reserves Fund

                       Supplement dated December 20, 2006
           To Currently Effective Statement of Additional Information

At a meeting of the Trustees of Janus Investment Fund (the "Trust") held on October 6, 2006, the Independent Trustees approved an Agreement and Plan of Reorganization which will result in the transfer of all of the assets of Janus Institutional Cash Reserves Fund (the "Current Fund") to Janus Institutional Cash Management Fund (the "New Fund") effective on or about February 23, 2007 (the "Reorganization"). The New Fund is a series of Janus Adviser Series, another Trust advised by Janus Capital Management LLC. The investment objective, policies, strategies, and fee structure of the New Fund are identical to those of the Current Fund.

The Reorganization is expected to occur as of the close of the regular trading session of the New York Stock Exchange on or about February 23, 2007. At that time, the Current Fund will transfer all of its assets and liabilities to the New Fund. The New Fund will then distribute its shares to Current Fund shareholders of record, and each shareholder of the Current Fund will receive the same number of shares of the New Fund at the same value as such shareholder held in the Current Fund immediately before the Reorganization.

The Reorganization is intended to be a tax-free reorganization for the Fund. The Reorganization requires no shareholder approval or action. Shareholders may obtain additional information by contacting a Janus representative at 1-877-335-2687.